Concentration Of Risk	12 Months Ended
Dec. 31, 2013
Concentration Of Risk [Abstract]
Concentration Of Risk

19.  Concentration of Risk

VITAS has pharmacy services agreements (“Agreements”) with Omnicare, Inc. and its subsidiaries ("OCR") whereby OCR provides specified pharmacy services for VITAS and its hospice patients in geographical areas served by both VITAS and OCR.  Either party may cancel the Agreements at the end of any term by giving 90 days prior written notice.  VITAS made purchases from OCR of $39.0 million, $40.9 million and $39.4 million for the years ended December 31, 2013, 2012 and 2011, respectively. For the years ended December 31, 2013, 2012 and 2011, respectively, purchases from this vendor represent over 90% of all pharmacy services used by VITAS.  VITAS’ accounts payable to OCR and its subsidiaries was $3.8 million at December 31, 2013.